Organizations and Principal Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 01, 2023 CNY (¥)
Organizations and Principal Activities (Details) [Line Items]
Discontinued operation	¥ 14,172
Non-controlling interest	(3,401)	$ (466)	¥ (16,390)	¥ (11,539)
Non-controlling interest	¥ 5,492
Variable interest entity percentage	75.80%	75.80%	96.40%
Net losses	¥ (75,500)		¥ (7,500)	¥ (295,100)
Accumulated deficit	(4,610,100)		(4,540,848)		$ (631,581)	¥ 5,461
Cash and cash equivalents	90,370		¥ 52,375		$ 12,381
Working capital	2,000
Related Party [Member]
Organizations and Principal Activities (Details) [Line Items]
Non-controlling interest	¥ 44,973
VIEs [Member]
Organizations and Principal Activities (Details) [Line Items]
Variable interest entity percentage	45.40%	45.40%	91.90%
Cash and Cash Equivalents [Member]
Organizations and Principal Activities (Details) [Line Items]
Cash and cash equivalents	¥ 90,400